CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 8,833	$ 12,239
Accounts receivable	89,235	49,433
Prepaid expenses and deposits	4,564	2,751
Risk management contracts	19,293	289
Total current assets	121,925	64,712
Property, plant and equipment	1,644,199	1,408,839
Total assets	1,766,124	1,473,551
Current liabilities
Accounts payable and accrued liabilities	135,547	116,866
Current portion of lease obligations	1,180	1,030
Risk management contracts	7,286	23,344
Total current liabilities	144,013	141,240
Bank debt	179,800	106,300
Term debt	78,932	134,747
Non-current portion of lease obligations	3,945	3,927
Risk management contracts	0	3,050
Warrant liability	21,971	11,360
Decommissioning obligations	23,115	29,569
Deferred tax liabilities	31,720	0
Total liabilities	483,496	430,193
SHAREHOLDERS' EQUITY
Common share capital	585,732	584,275
Preferred share capital	606,131	606,131
Contributed surplus	96,417	83,704
Deficit	(5,652)	(230,752)
Total shareholders' equity	1,282,628	1,043,358
Total liabilities and shareholders' equity	1,766,124	$ 1,473,551
Hammerhead Energy Inc. [Member]
Current assets
Accounts receivable	10
Total assets	10
SHAREHOLDERS' EQUITY
Common share capital	10
Total shareholders' equity	10
Total liabilities and shareholders' equity	$ 10